Note 10 - Capital Stock - Capital Stock Issued and Outstanding (Details) $ in Thousands	Dec. 31, 2016 USD ($) shares
Capital stock issued and outstanding, shares (in shares) | shares	35,842,611
Capital stock issued and outstanding, amount | $	$ 138,189
Subordinate Voting Shares [Member]
Capital stock issued and outstanding, shares (in shares) | shares	34,516,917
Capital stock issued and outstanding, amount | $	$ 138,041
Multiple Voting Shares [Member]
Capital stock issued and outstanding, shares (in shares) | shares	1,325,694
Capital stock issued and outstanding, amount | $	$ 148